SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - USD ($)		6 Months Ended		12 Months Ended
		May 31, 2024		Nov. 30, 2023		Nov. 30, 2022
Short-Term Debt [Line Items]
Total bank and other borrowings		$ 101,870,126		$ 86,829,213		$ 101,091,296
Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		2.32%	[1]	2.28%	[2]
Weighted average years to maturity		2 years 2 months 26 days	[1]	2 years 2 months 15 days	[2]
Total bank and other borrowings		$ 95,262,225		$ 79,404,299		95,391,347
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		1.93%	[1]	1.73%	[2]
Weighted average years to maturity		5 months 23 days	[1]	4 months 9 days	[2]
Total bank and other borrowings		$ 74,960,799		$ 56,425,827		76,084,992
Secured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		0.39%	[1]	0.55%	[2]
Weighted average years to maturity		1 year 9 months 3 days	[1]	1 year 10 months 6 days	[2]
Total bank and other borrowings		$ 20,301,426		$ 22,978,472		19,306,355
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		0.06%	[1]	0.08%	[2]
Weighted average years to maturity		5 months 19 days	[1]	7 months 24 days	[2]
Total bank and other borrowings		$ 5,011,107		$ 5,585,460		4,264,302
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		0.03%	[1]	0.05%	[2]
Weighted average years to maturity		3 months 25 days	[1]	5 months 8 days	[2]
Total bank and other borrowings		$ 3,284,820		$ 3,676,033		2,225,253
Unsecured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		0.03%	[1]	0.03%	[2]
Weighted average years to maturity		1 month 24 days	[1]	2 months 15 days	[2]
Total bank and other borrowings		$ 1,726,287		$ 1,909,427		2,035,460
Unsecured Debt [Member] | Non Interest Bearing Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[2]			0.00%
Total bank and other borrowings						3,589
Corporate Bond Securities [Member] | Secured Bonds Fixed Rate [Member]
Short-Term Debt [Line Items]
Weighted average interest rate		0.58%	[1]	0.58%	[2]
Weighted average years to maturity		5 years 9 months 25 days	[1]	6 years 3 months 25 days	[2]
Total bank and other borrowings		$ 1,596,794		$ 1,839,454		$ 1,435,647

[1]	Pertained to information for loans and corporate bonds outstanding as of May 31, 2024.
[2]	Pertained to information for loans and corporate bonds outstanding as of November 30, 2023.